Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Disclosure of Net Defined Benefit Liability (Asset)

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Total employee benefit obligations-Germany	117.5	121.8
Total employee benefit obligations-Sweden	59.8	56.7
Total employee benefit obligations-Italy	5.3	5.1
Total employee benefit obligations-Austria	2.8	4.2
Sub-total	185.4	187.8
Total net employee benefit obligations-other countries	3.0	3.1
Total net employee benefit obligations	188.4	190.9

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2017	€m	€m	€m
Present value of unfunded defined benefit obligations	65.7	4.9	70.6
Present value of funded defined benefit obligations	196.1	—	196.1
Subtotal present value of defined benefit obligations	261.8	4.9	266.7
Fair value of plan assets	(81.3)	—	(81.3)
Recognized liability for net defined benefit obligations	180.5	4.9	185.4

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2016	€m	€m	€m
Present value of unfunded defined benefit obligations	62.5	4.9	67.4
Present value of funded defined benefit obligations	200.2	—	200.2
Subtotal present value of defined benefit obligations	262.7	4.9	267.6
Fair value of plan assets	(79.8)	—	(79.8)
Recognized liability for net defined benefit obligations	182.9	4.9	187.8
Movements in recognized liability for net defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2017	182.9	4.9	187.8
Current service cost	4.1	(0.1)	4.0
Interest cost	3.5	0.1	3.6
Actuarial gains	(2.9)	—	(2.9)
Contributions to plan	(0.5)	—	(0.5)
Benefits paid	(4.9)	—	(4.9)
Exchange adjustments	(1.7)	—	(1.7)
As at December 31, 2017	180.5	4.9	185.4
	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2016	159.4	5.7	165.1
Current service cost	3.9	(0.4)	3.5
Interest cost	3.9	0.1	4.0
Actuarial losses	23.6	—	23.6
Contributions to plan	(0.5)	—	(0.5)
Benefits paid	(5.1)	(0.3)	(5.4)
Exchange adjustments	(2.3)	(0.2)	(2.5)
As at December 31, 2016	182.9	4.9	187.8

Movements in present value of defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2017	262.7	4.9	267.6
Current service cost	4.1	(0.1)	4.0
Interest cost	4.9	0.1	5.0
Actuarial experience losses	0.5	—	0.5
Actuarial losses arising from changes in financial assumptions	1.5	—	1.5
Actuarial gains arising from changes in demographic assumptions	(3.0)	—	(3.0)
Contributions to plan	0.3	—	0.3
Benefits paid	(7.5)	—	(7.5)
Exchange adjustments	(1.7)	—	(1.7)
As at December 31, 2017	261.8	4.9	266.7
	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2016	238.3	5.7	244.0
Current service cost	3.9	(0.4)	3.5
Interest cost	5.8	0.1	5.9
Actuarial experience gains	(0.3)	—	(0.3)
Actuarial losses arising from changes in financial assumptions	24.5	—	24.5
Contributions to plan	0.5	—	0.5
Benefits paid	(7.7)	(0.3)	(8.0)
Exchange adjustments	(2.3)	(0.2)	(2.5)
As at December 31, 2016	262.7	4.9	267.6
The history of experience adjustments from inception of the Company for the defined benefit retirement plans is as follows:

	Dec 31, 2017	Dec 31, 2016	9 months ended December 31, 2015
	€m	€m	€m
Present value of defined benefit obligations	261.8	262.7	238.3
Fair value of plan assets	(81.3)	(79.8)	(78.9)
Asset ceiling	—	—	—
Recognized liability in the scheme	180.5	182.9	159.4
Experience losses/(gains) on scheme liabilities	0.5	(0.3)	(1.6)
Experience (gains)/losses on scheme assets	(1.9)	(0.6)	0.5

Disclosure of Fair Value of Plan Assets
Movements in fair value of plan assets of defined benefit retirement plans:

2017
€m
Opening balance January 1, 2017	79.8
Interest income	1.4
Actuarial gains arising from the return on plan assets, excluding interest income	1.9
Contributions by employer	0.5
Contributions by members	0.3
Benefits paid	(2.6)
As at December 31, 2017	81.3

2016
€m
Opening balance January 1, 2016	78.9
Interest income	1.9
Actuarial gains arising from the return on plan assets, excluding interest income	0.6
Contributions by employer	0.5
Contributions by members	0.5
Benefits paid	(2.6)
As at December 31, 2016	79.8
The fair value of plan assets, all at quoted prices are as follows:

	Dec 31, 2017	Dec 31, 2016
	€m	€m
Equities	17.4	15.1
Debt instruments	51.3	51.7
Property	8.9	9.6
Other	3.7	3.4
Total	81.3	79.8

Disclosure of Expense Recognized in Consolidated Statement of Profit or Loss
Expense recognized in the Consolidated Statement of Profit or Loss:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2017	2017	2017
	€m	€m	€m
Current service cost	4.1	(0.1)	4.0
Interest cost	3.5	0.1	3.6
For the year ended December 31, 2017	7.6	—	7.6

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2016	2016	2016
	€m	€m	€m
Current service cost	3.9	(0.4)	3.5
Interest cost	3.9	0.1	4.0
For the year ended December 31, 2016	7.8	(0.3)	7.5

Disclosure of Amount Recognized In Consolidated Statement of Comprehensive Income
Amount recognized in the Consolidated Statement of Comprehensive Income:

	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m
Actuarial experience losses/(gains)	0.5	(0.3)
Actuarial losses arising from changes in financial assumptions	1.5	24.5
Actuarial gains arising from changes in demographic assumptions	(3.0)	—
Actuarial gains arising from the return on plan assets, excluding interest income	(1.9)	(0.6)
Total actuarial (gains)/losses	(2.9)	23.6

	2017	2016
	€m	€m
Cumulative amount of actuarial losses recognized in Consolidated Statement of Comprehensive Income	1.3	4.2

Disclosure of Actuarial Assumptions

December 31, 2017 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	20	22	21	20
Female	24	24	25	20

December 31, 2016 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	20	23	21	20
Female	24	25	25	24

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2017	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.95%	2.4%	2.2%	1.2%	1.15%	0.9%
Inflation rate	2.0%	1.9%	2.0%	1.5%	2.0%	2.0%
Rate of increase in salaries	2.8%	2.25%	3.0%	—	2.8%	3.0%
Rate of increase for pensions in payment	1%-2%	2.25%	1.7%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.0%

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2016	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.8%	2.5%	1.0%	1.5%	1.2%	1.0%
Inflation rate	2.0%	1.25%	1.7%	1.5%	2.0%	1.7%
Rate of increase in salaries	2.5%	2.25%	3.0%	—	2.5%	3.0%
Rate of increase for pensions in payment	1%-2%	2.25%	1.7%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.0%

Disclosure of the Effect of a 1% Movement in the Discount Rate	The effect of a 1% movement in the discount rate for the year ended December 31, 2017 is as follows:

	Increase	Decrease
	€m	€m
Effect on the post-employment benefit obligation	(42.3)	55.8